Lord Abbett

                                        Research
                                        Fund



                                           o Large-Cap Series
                                           o Small-Cap Series

                                                       1996 ANNUAL REPORT

[GRAPHIC] BLUE PRINTS, PLUM AND LEVEL

Two portfolios
designed to
help you build
for your future



[LOGO]

          Lord Abbett Research Fund Large-Cap Series o Small-Cap Series


                              A Tradition of
                              Value
                              Investing



               For decades, Lord Abbett has employed a value approach to investing: buying companies "on sale" and selling them when they reach their potential. This process is built on our team of in-house, equity research analysts. Our goal is to provide investors competitive returns with relatively moderate fluctuations in price.


-------------------------------------------------------------------------------
The Benefits of Value Investing - In Stocks Both Large & Small

Both Series have provided competitive returns and have outpaced their respective benchmarks and the average fund in their peer group:



[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                                  3 Years        Life of Series
Large-Cap Series                                  19.9%          19.2%
Morningstare Average of Large Value Funds         13.3%
Unmanaged S&P 500 Index                           19.6%          16.5

Small-Cap Series                                  30.5%
Morningstar Average of Small Cap Company Funds    19.9%
Morningstar Average of Small Value Funds          20.3%
Unmanaged Russell 2000 Index                      16.5%


Performance  data shown for both Series is for Class A shares at net asset value and assumes the reinvestment of all distributions.
--------------------------------------------------------------------------------------------
SEC-Required   Average  annual  compound    Large-Cap Series:   1 year:              +13.40%
Information    returns for periods ended                        Life of Series(2):   +17.62%
               12/31/96  at the  Class A    Small-Cap Series:   1 year:              +23.10%
               share    maximum    sales                        Life of Series(3):   +22.24%
               charge of 5.75%, with all
               distributions reinvested:


               The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in either Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

          (1) Period 6/3/92 (the Series' inception date) through 12/31/96; Morningstar does not compute an average for Large Value Funds to cover this time period.

          (2)  The Large-Cap Series commenced operations 6/3/92.

          (3)  The Small-Cap Series commenced operations 12/13/95.

               During the periods shown, Lord Abbett waived or assumed a portion of fees and expenses for each Series. Please see the Series' prospectus for a history of such waivers and assumptions. There are no plans to continue such waivers and assumptions in the future.

               Report to  Shareholders
               For the Fiscal Year Ended  November  30,
               1996



[PHOTO] PICTURE OF ROBERT S. DOW

/S/ Robert S. Dow
-----------------
Robert S. Dow
Chairman
December 19, 1996



               Lord Abbett Research Fund completed its fiscal year on November 30, 1996. The Large-Cap Series was opened to the public on August 1, 1996. The Small-Cap Series was opened to the public on November 15, 1996. Below is an overview of class-specific data as of the close of the year.

                           Large-Cap Series                        Small-Cap Series
               --------------------------------------- ---------------------------------------

               12 Months Ended     4 Months Ended      From 12/13/95**      From 11/15/96**
                   11/30/96           11/30/96*        through 11/30/96     through 11/30/96
               ---------------  ---------------------- -----------------  --------------------
                    Class A     Class A      Class B      Class A         Class A       Class B
               ---------------  ---------------------- -----------------  --------------------
Net asset value      $17.86     $ 17.86      $ 17.83      $12.01          $12.01         $12.00
Dividends paid       $ 0.57     $  0.19      $  0.19      $ 0.075         $  --          $  --
Capital gains paid   $0.885     $  --        $   --       $ 0.700         $  --          $  --
Total return+        +26.3%      +18.6%++     +18.4%++     +28.2%          +2.9%++        +2.8%++


               The past year saw stock market averages reach new heights, against a background of modest economic growth, low inflation and a volatile interest-rate environment. Going into 1997, we anticipate the economy will slow to a growth rate of 2% or less, with inflation averaging between 2 1/2%-3%. Given this, we expect the 30-year Treasury bond yield to move toward 6 1/4% - 6% during the first half of 1997. We forecast corporate profits in 1997 to be flat compared to 1996's record levels and, with few areas of the market representing exceptional value, performance for both Series will rely heavily upon our individual stock selection rather than economic dynamics. As always, our disciplined investment process will continue to search for investments which represent value and provide opportunities for price appreciation with less-than-market risk.

               About the Large-Cap Series

               The strong performance your Series enjoyed over the past fiscal year can be attributed to several factors. Our overweighting of interest-sensitive stocks, particularly financial companies, proved to be very beneficial. These stocks increased in value toward the close of the fiscal year, as long-term interest rates began to decline. Additionally, our holdings in consumer non-cyclical stocks were steadily increased during the year and performed well.

               About the Small-Cap Series

               The Series' strong performance in 1996 can be attributed to three sectors: industrial, technology and transportation. The technology sector experienced a third quarter correction which allowed us to add to positions at attractive prices. The Series' industrial and transportation holdings were relatively steady performers throughout the year. Your Series is not sector weighted (diversified in proportion to an index) and, as such, continues to rely on stock selection of undervalued companies in the small-cap universe with solid fundamental prospects.

               We would like to welcome all new shareholders to Lord Abbett Research Fund. We are pleased the Fund is a part of your investment portfolio and look forward to helping you attain your financial goals in 1997 and beyond.

          * For the Large-Cap Series: Class A shares commenced operations on June 3, 1992; Class B shares commenced operations on August 1, 1996. Class A and B shares were first offered to the public on August 1, 1996.

          ** For the Small-Cap Series: Class A shares commenced operations on December 13, 1995; Class B shares commenced operations on November 15, 1996. Class A and B shares were first offered to the public on November 15, 1996.

          + Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

          ++   Not annualized.

                    Statement of Net Assets
                    LARGE-CAP SERIES NOVEMBER 30, 1996


-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------
Investments in Common Stocks 93.57%
-----------------------------------------------------------------------
Aerospace 1.39%     Boeing Co.                      3,300     $ 327,938
                                                              ---------
-----------------------------------------------------------------------
Agricultural        Pioneer Hi-Bred
Products 2.01%      International, Inc.             6,800       474,300
                                                              ---------
-----------------------------------------------------------------------
Airlines 1.14%      British Airways plc ADR         2,700       267,975
                                                              ---------
-----------------------------------------------------------------------
Apparel 3.43%       Fruit of The Loom+             12,700       452,438
                    VF Corp.                        5,250       356,344
                    Total                                       808,782
                                                              ---------
-----------------------------------------------------------------------
Auto Parts 3.41%    Genuine Parts Company           9,750       438,750
                    Snap-On, Inc.                  10,075       365,219
                    Total                                       803,969
                                                              ---------
-----------------------------------------------------------------------
Automobiles .51%    General Motors Corp.            2,100       121,013
                                                              ---------
-----------------------------------------------------------------------
Banks: Money
Center 2.30%        Chase Manhattan Corp.           5,750       543,375
                                                              ---------
-----------------------------------------------------------------------
Banks: Regional     Bank of Boston Corp.            7,950       555,506
10.25%              BankAmerica Corp.               6,750       695,250
                    First Union Corp.               7,600       580,450
                    KeyCorp                        11,200       586,600
                    Total                                     2,417,806
                                                              ---------
-----------------------------------------------------------------------
Brokers 2.20%       Dean Witter, Discover & Co.     7,600       519,650
                                                              ---------
-----------------------------------------------------------------------
Chemicals 4.16%     Air Products &
                    Chemicals Inc.                  5,000       347,500
                    Hanna, M.A. Co.                11,750       248,219
                    Rohm & Haas Co.                 4,850       386,181
                    Total                                       981,900
                                                              ---------
-----------------------------------------------------------------------
Communications
Equipment .86%      Corning Inc.                    5,000       202,500
                                                              ---------
-----------------------------------------------------------------------
Containers 1.52%    Sonoco Products Co.            13,200       359,700
                                                              ---------
-----------------------------------------------------------------------
Data Processing     Digital Equipment Corp.         2,400        88,200
Equipment 7.33%     EMC Corp.+                     14,600       470,850
                    Hewlett-Packard Co.             8,825       475,447
                    International Business
                    Machines Corp.                  3,150       502,031
                    Seagate Technology Inc.+        4,900       193,550
                    Total                                     1,730,078
                                                              ---------
-----------------------------------------------------------------------
Drugs/Health Care   Baxter International Inc.       4,100       174,250
Products 8.92%      Bristol-Myers Squibb
                    Company                         3,700       420,875
                    Lilly, Eli & Co.                2,400       183,600
                    Merck & Co., Inc.               4,550       377,650
                    SmithKline Beecham
                    plc ADS                         5,600       385,700
                    Tambrands Inc.                  7,350       314,213
                    Warner-Lambert Co.              3,450       246,675
                    Total                                     2,102,963
                                                              ---------
-----------------------------------------------------------------------
Electric Power      Baltimore Gas & Electric Co.    5,400       150,525
1.74%               Central & South West Corp.      5,800       155,150


-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------
                    CINergy Corp.                   3,100     $ 103,850
                    Total                                       409,525
                                                              ---------
-----------------------------------------------------------------------
Electrical
Equipment           Emerson Electric Co.            4,000       392,500
2.41%               Raytheon Company                3,450       176,381
                    Total                                       568,881
                                                              ---------
-----------------------------------------------------------------------
Electronics
Equipment .59%      Perkin-Elmer Corp.              2,250       138,656
                                                              ---------
-----------------------------------------------------------------------
Food 6.53%          ConAgra Inc.                    8,850       470,156
                    CPC International Inc.          5,400       449,550
                    Heinz H.J. Co.                 10,000       378,750
                    Supervalu Inc.                  8,200       242,925
                    Total                                     1,541,381
                                                              ---------
-----------------------------------------------------------------------
Household Products  James River Corp.               7,400       236,800
2.78%               Kimberly Clark Corp.            4,296       419,934
                    Total                                       656,734
                                                              ---------
-----------------------------------------------------------------------
Insurance 6.06%     Aetna Inc.                      2,750       198,344
                    Chubb Corp.                     7,350       398,738
                    CIGNA Corp.                     2,750       388,781
                    SAFECO Corp.                   10,600       441,225
                    Total                                     1,427,088
                                                              ---------
-----------------------------------------------------------------------
Machinery Diversified
1.33%               Deere & Co.                     7,050       314,606
                                                              ---------
-----------------------------------------------------------------------
Miscellaneous 1.54% Minnesota Mining &
                    Mfg. Co.                        4,350       364,313
                                                              ---------
-----------------------------------------------------------------------
Natural Gas
Diversified 2.21%   The Coastal Corporation        10,850       522,156
                                                              ---------
-----------------------------------------------------------------------
Oil: International  ENI ADS                         7,700       404,250
3.97%               Mobil Corp.                     2,700       326,700
                    Total S.A. Sponsored ADR        5,100       205,913
                    Total                                       936,863
                                                              ---------
-----------------------------------------------------------------------
Printing Specialty
 .37%                Deluxe Corp.                    2,800        86,800
                                                              ---------
-----------------------------------------------------------------------
Retail 4.04%        Dillard Department
                    Stores Inc.                     3,700       113,313
                    Payless Shoe Source             9,160       358,385
                    Toys R Us Inc.+                13,950       481,275
                    Total                                       952,973
                                                              ---------
-----------------------------------------------------------------------
Savings and Loan
 .35%                Jefferson-Pilot Corp.           1,400        81,550
                                                              ---------
-----------------------------------------------------------------------
Telecommunications  AT&T Corp.                      9,050       355,249
3.21%               MCI Communications
                    Corp.                          13,150       401,075
                    Total                                       756,324
                                                              ---------
-----------------------------------------------------------------------
Telephone 2.67%     Alltel Corp.                    9,500       302,813
                    Bell Atlantic Corp.             1,550        97,456
                    BellSouth Corp.                 2,700       109,013
                    SBC Communication Inc.          2,300       121,038
                    Total                                       630,320
                                                              ---------
                    ---------------------------------------------------

                    Statement of Net Assets
                    LARGE-CAP SERIES NOVEMBER 30, 1996

-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------
Tire and Rubber     Cooper Tire & Rubber
Goods .51%          Company                         5,900     $ 120,950
                                                              ---------
-----------------------------------------------------------------------
Tobacco 3.36%       American Brands Inc.            8,300       396,325
                    RJR Nabisco                    12,400       396,800

                    Total                                       793,125
                                                              ---------
-----------------------------------------------------------------------
Waste Management
 .47%                WMX Technologies Inc.           3,050       109,800
                                                              ---------
-----------------------------------------------------------------------
                    Total Investments in
                    Common Stocks
                    (Cost $18,737,207)                       22,073,994
                                                              ---------
                    ---------------------------------------------------

                                               Principal         Market
                    Investment                    Amount          Value
-----------------------------------------------------------------------
Other Assets, Less Liabilities 6.43%
-----------------------------------------------------------------------
Short-Term          Ford Motor Credit Co.
Investments,        5.10% due 12/2/1996             $600M     $ 600,000
at Cost
                    General Electric
                    Capital Corp.
                    5.35% due 12/3/1996              400M       400,000
                    Total                                     1,000,000
                                                              ---------
-----------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                        518,053
                                                              ---------
-----------------------------------------------------------------------
                    Total Other Assets,
                    Less Liabilities                          1,518,053
                                                              ---------
-----------------------------------------------------------------------
Net Assets 100.00%                                          $23,592,047
                                                             ----------
-----------------------------------------------------------------------
                    Class A Shares-Net asset value
                    ($17,095,367 / 956,983
                    shares outstanding)                          $17.86
                    Class B Shares-Net asset value
                    ($6,496,680 / 364,464
                    shares outstanding)                          $17.83


     +    Non-income producing.
          See Notes to Financial Statements.



                    Statement of Net Assets
                    LARGE-CAP SERIES NOVEMBER 30, 1996

-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------
Aerospace 11.21%    AAR Corp.                       1,000      $ 29,875
                    Banner Aerospace Inc.+         14,000       117,250
                    Ducommun Inc. Del+              3,000        66,375
                    Moog, Inc. Class A+             7,500       180,000
                    Precision Castparts Corp.       8,700       407,813
                    SPS Technologies Inc.+          2,900       181,975
                    Total                                       983,288
                                                              ---------
-----------------------------------------------------------------------
Apparel .71%        Garan Inc.                      3,500        62,562
                                                              ---------
-----------------------------------------------------------------------
Auto Parts 5.78%    Control Devices Inc.+           4,000        41,000
                    MascoTech Inc.                 13,000       216,125
                    Newcor Inc.                     7,000        62,125
                    Walbro Corp.                    9,500       187,625
                    Total                                       506,875
                                                              ---------
-----------------------------------------------------------------------
Banks: Regional     Collective Bancorp Inc.         1,000        35,375
2.65%               First Colorado Bancorp Inc.     6,000       106,500
                    FirstMerit Corp.                2,600        90,350
                    Total                                       232,225
                                                              ---------
-----------------------------------------------------------------------
Brokers 3.41%       McDonald & Co.
                    Investments Inc.                5,000       152,500
                    Piper Jaffray Cos Inc.         10,000       146,250
                    Total                                       298,750
                                                              ---------
-----------------------------------------------------------------------
Building Materials  Cameron Ashley Building
2.46%               Products Inc.+                 14,500       215,687
                                                              ---------
-----------------------------------------------------------------------


-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------

Communications
Equipment 1.07%     TII Industries Inc.+           15,000      $ 93,748
                                                              ---------
-----------------------------------------------------------------------
Computer Software/  Evans & Sutherland
Services 2.58%      Computer Corp.+                 5,700       146,775
                    General Binding Corp.           2,900        79,750
                    Total                                       226,525
                                                              ---------
-----------------------------------------------------------------------
Consumer Products
 .79%                Paragon Trade Brands, Inc.+     2,500        69,374
                                                              ---------
-----------------------------------------------------------------------
Containers 1.76%    BWAY Corp.+                     8,500       154,063
                                                              ---------
-----------------------------------------------------------------------
Electrical
Equipment           Kollmorgen Corp.               17,000       193,375
2.56%               Woodhead Industries Inc.        2,500        31,563
                    Total                                       224,938
                                                              ---------
-----------------------------------------------------------------------
Electronics:        Burr-Brown Group+               8,000       208,000
Components          Charter Power Systems Inc.      3,000        81,750
9.25%               DII Group Inc.+                10,000       247,500
                    Methode Electronics Inc.
                    Class A                        11,500       221,375
                    SpecTran Corp.+                 3,000        52,875
                    Total                                       811,500
                                                              ---------
-----------------------------------------------------------------------
Electronics:        Richey Electronics Inc.+       15,000       146,250
Equipment 7.45%     Telxon Corp.                   16,000       196,000
                    Zebra Technologies Corp.
                    Class A+                        6,000       154,500
                    Zero Corp.                      8,000       157,000
                    Total                                       653,750
                                                              ---------
                    ---------------------------------------------------

                    Statement of Net Assets
                    SMALL-CAP SERIES NOVEMBER 30, 1996

-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------
Engineering/        CDI Corp.+                      5,000    $  145,625
Construction 6.38%  Michael Baker Corp.+           65,000       414,375
                    Total                                       560,000
                                                              ---------
-----------------------------------------------------------------------
Food 2.45%          Michael Foods Inc.              7,000        79,625
                    Sanderson Farms Inc.            8,500       134,938
                    Total                                       214,563
                                                              ---------
-----------------------------------------------------------------------
Health Care
Products
 .66%                Sunrise Medical Inc.+           4,000        57,500
                                                              ---------
-----------------------------------------------------------------------
Industrial
Distribution        Bearings Inc.                   4,800       132,600
3.42%               Vallen Corp.+                  10,000       167,500
                    Total                                       300,100
                                                              ---------
-----------------------------------------------------------------------
Insurance 2.05%     Harleysville Group Inc.         2,000        62,000
                    Philadelphia Cons Holding
                    Company+                        5,000       117,500
                    Total                                       179,500
                                                              ---------
-----------------------------------------------------------------------
Leasing .82%        Interpool Inc.                  3,000        72,000
                                                              ---------
-----------------------------------------------------------------------
Manufacturing       Albany International Corp.
Diversified 11.70%  Class A                         4,500        99,563
                    Amcast Industrial Corp.
                    Class A                         6,500       153,563
                    Applied Power Inc.              6,500       235,625
                    Lincoln Electric Co. Class A    6,500       198,250
                    Penn Engineering &
                    Mfg. Corp.                      7,000       130,375
                    Regal Beloit Corp.              1,000        19,375
                    Teleflex Inc.                   1,200        59,400
                    Wolverine Tube Inc.+            3,500       130,375
                    Total                                     1,026,526
                                                              ---------
-----------------------------------------------------------------------
Natural Gas
Diversified .74%    KN Energy Inc.                  1,600        65,000
                                                              ---------
-----------------------------------------------------------------------


-----------------------------------------------------------------------
                    Investment                    Shares   Market Value
-----------------------------------------------------------------------

Printing and        Gibson Greetings Inc.+         12,500    $  235,938
Publishing 3.87%    Golden Books Family
                    Entertainment Inc.+             9,000       103,500
                    Total                                       339,438
                                                              ---------
-----------------------------------------------------------------------
Specialty
Materials           Material Sciences Corp.+        5,000        83,125
4.80%               Rogers Corp.+                  12,300       338,250
                    Total                                       421,375
                                                              ---------
-----------------------------------------------------------------------
Steel 2.72%         Oregon Steel Mills Inc.         7,700       131,863
                    Quanex Corp.                    4,000       107,000
                    Total                                       238,863
                                                              ---------
-----------------------------------------------------------------------
Transportation:     Air Express International
4.10%               Corp.                           6,300       205,931
                    Smithway Motor Express
                    Class A+                        8,000        71,000
                    Swift Transportation Co. Inc.+  2,300        55,344
                    Transport Corp. of America+     2,500        27,500
                    Total                                       359,775
                                                              ---------
-----------------------------------------------------------------------
                    Total Investments in
                    Common Stocks
                    (Cost $7,811,865)                         8,367,925
                                                              ---------
-----------------------------------------------------------------------
Cash and Receivables, Net of Liabilities 4.61%                  404,246
                                                              ---------
-----------------------------------------------------------------------
Net Assets 100.00%                                           $8,772,171
=======================================================================
                    Class A Shares-Net asset value
                    ($8,274,652 / 689,038
                    shares outstanding)                          $12.01
                    Class B Shares-Net asset value
                    ($497,519 / 41,443
                    shares outstanding)                          $12.00


                    + Non-income producing.
                     See Notes to Financial Statements.

              Statements of Operations
                                                Year Ended  December 13, 1995(a)
                                              November 30,       to November 30,
                                                      1996                  1996
                                              ---------------- -----------------

                                                Large-Cap             Small-Cap
Investment Income                                  Series                Series
============================================================== =================
Income     Dividends                            $  251,126            $  35,169
            Interest                                 19,320               4,545
           Total income                            270,446               39,714
           --------------------------------------------------- ----------------
Expenses   Management fee                           78,668               24,461
           Management fee waived                   (40,304)             (24,461)
           12b-1 distribution plan-Class A           3,700                  343
           12b-1 distribution plan-Class B          11,900                  131
           Audit and tax                             6,000                4,000
           Shareholder servicing                     4,000                3,000
           Reports to shareholders                   3,000                3,000
           Registration                              1,000                1,000
           Organization                              1,202                  745
           Other                                       718                    -
           Expenses assumed by Lord Abbett         (15,318)             (11,855)
           Net expenses                             54,566                  364
           --------------------------------------------------- ----------------
           Net investment income                   215,880               39,350
           --------------------------------------------------- ----------------
Realized and Unrealized Gain on Investments
================================================================================
Realized gain from investment transactions
           Proceeds from sales                   6,308,684            4,484,812
           Cost of securities sold               5,051,769            4,100,625
           Net realized gain                     1,256,915              384,187
           --------------------------------------------------- ----------------
Unrealized appreciation of investments           1,855,639              556,060
-------------------------------------------------------------- ----------------
Net realized and unrealized gain on investments  3,112,554              940,247
-------------------------------------------------------------- ----------------
Net Increase in Net Assets Resulting
 from Operations                               $ 3,328,434           $  979,597
================================================================================

          (a)  Commencement of operations.
               See Notes to Financial Statements.

          Statements of Changes in Net Assets

                                                                                    Year Ended  December 13, 1995(a)    Year Ended
                                                                                   November 30,    to November 30,     November 30,
                                                                                --------------- -------------------- --------------
                                                                                          1996              1996              1995
                                                                                     Large-Cap          Small-Cap        Large-Cap
Increase (Decrease) in Net Assets                                                       Series            Series            Series
================================================================================================== ================= ==============
Operations    Net investment income                                                  $  215,880          $  39,350      $  219,010
              Net realized gain from investment transactions                          1,256,915            384,187         428,848
              Net unrealized appreciation of investments                              1,855,639            556,060       1,258,617
              Net increase in net assets resulting from operations                    3,328,434            979,597       1,906,475
              ------------------------------------------------------------------------------------ ----------------- --------------
Undistributed net investment income included in price of shares sold                     87,151             29,824          17,909
-------------------------------------------------------------------------------------------------- ----------------- --------------
Distributions to shareholders from:
              Net investment income-Class A                                            (307,886)           (34,864)       (126,046)
              Net investment income-Class B                                             (32,704)                --              --
              Net realized gain from investment transactions-Class A                   (428,272)          (347,605)       (356,407)
              Net realized gain from investment transactions-Class B                         --                 --              --
              Total distributions                                                      (768,862)          (382,469)       (482,453)
              ------------------------------------------------------------------------------------ ----------------- --------------
Capital share transactions:
              Net proceeds from sales of shares                                      15,705,205          7,839,815       1,136,497
              Net asset value of shares issued to shareholders in reinvestment of
              net investment income and realized gain from investment transactions      730,851            382,601         464,652
              Total                                                                  16,436,056          8,222,416       1,601,149
              ------------------------------------------------------------------------------------ ----------------- --------------
              Cost of shares reacquired                                              (3,039,468)           (77,197)     (1,052,464)
              ------------------------------------------------------------------------------------ ----------------- --------------
              Increase in net assets derived from capital share transactions         13,396,588          8,145,219         548,685
              ------------------------------------------------------------------------------------ ----------------- --------------
Increase in net assets                                                               16,043,311          8,772,171       1,990,616
-------------------------------------------------------------------------------------------------- ----------------- --------------
Net Assets
              Beginning of period                                                     7,548,736                 --       5,558,120
              ------------------------------------------------------------------------------------ ----------------- --------------
              End of period(b)                                                      $23,592,047         $8,772,171      $7,548,736
              =====================================================================================================================

          (a) Commencement of operations.
          (b) Including undistributed net investment income of $223,649 and $34,310, for the Large-Cap and Small-Cap Series, respectively, as of November 30, 1996 and undistributed net investment income of $287,310, as of November 30, 1995 for the Large-Cap Series. See Notes to Financial Statements.
6

Financial Highlights

LARGE-CAP SERIES

                                                                                              Class A Shares       Class B Shares
                                                     --------------------------------------------------------   --------------------
                                                                                           June 3, 1992(a) to
                                                                    Year Ended November 30,      November 30,      August 1, 1996(b)
Per Share Operating Performance:                        1996       1995      1994      1993              1992   to November 30, 1996
=========================================================================================== =================   ====================
Net asset value, beginning of period                 $ 15.54    $ 12.79   $ 12.33   $ 10.61           $ 10.00          $   15.24
      ------------------------------------------------------------------------------------- -----------------   --------------------
      Income from investment operations
      Net investment income                             .270        .42       .34       .29               .12                .12
      Net realized and unrealized gain on investments  3.505       3.44       .65      1.57               .49               2.66
      Total from investment operations                 3.775       3.86       .99      1.86               .61               2.78
      ------------------------------------------------------------------------------------- -----------------   --------------------
      Distributions
      Dividends from net investment income              (.57)      (.29)     (.20)     (.14)             --                 (.19)
      Distributions from net realized gain             (.885)      (.82)     (.33)     --                --                  --
      ------------------------------------------------------------------------------------- -----------------   --------------------
Net asset value, end of period                       $ 17.86    $ 15.54   $ 12.79   $ 12.33           $ 10.61          $   17.83
------------------------------------------------------------------------------------------- -----------------   --------------------
Total Return(c)                                        26.25%     32.82%     8.21%    17.72%             6.10%(d)          18.39%(d)
=========================================================================================== =================   ====================
      Ratios to  Average Net  Assets:
      Expenses, including waiver and reimbursements      .36%       .00%      .00%      .00%              .00%(d)            .59%(d)
      Expenses, excluding waiver and reimbursements      .96%      1.02%     1.15%     1.20%              .79%(d)            .59%(d)
      Net investment income                             2.24%      3.27%     2.65%     2.44%             1.39%(d)            .22%(d)
====================================================================================================================================

                                                                                                                    June 3, 1992(a)
                                                                                      Year Ended November 30,       to November 30,
Supplemental Data for AllClasses:                      1996             1995            1994            1993                  1992
====================================================================================================================================
      Net assets, end of period (000)               $23,592           $7,549          $5,558          $4,086                $2,372

      Portfolio turnover rate                         62.25%           37.17%          43.85%          74.16%               20.70%
      Average commissions per share paid
      on equity transactions                          $.056              n/a             n/a             n/a                   n/a
====================================================================================================================================

      SMALL-CAP SERIES

                                                                                      Class A Shares             Class B Shares
                                                                                ----------------------      ------------------------
                                                                                  December 13, 1995(a)        November 15, 1996(b)
                                                                                       to November 30,            to November 30,
Per Share Operating Performance:                                                                  1996                      1996
=======================================================================================================   ==========================
Net asset value, beginning of period                                                            $10.00                    $11.67
      -------------------------------------------------------------------------------------------------   --------------------------
      Income from investment operations
      Net investment income                                                                       .127                      .001
      Net realized and unrealized gain on investments                                            2.658                      .329
      Total from investment operations                                                           2.785                       .33
      -------------------------------------------------------------------------------------------------   --------------------------
      Distributions
      Dividends from net investment income                                                       (.075)                     --
      Distribution from net realized gain                                                        (.700)                     --
      -------------------------------------------------------------------------------------------------   --------------------------
Net asset value, end of period                                                                  $12.01                    $12.00
-------------------------------------------------------------------------------------------------------   --------------------------
Total Return(c)                                                                                  28.24%(d)                  2.84%(d)
=======================================================================================================   ==========================
      Ratios to Average Net Assets:
      Expenses, including waiver and reimbursements                                                .01%(d)                   .04%(d)
      Expenses, excluding waiver and reimbursements                                               1.00%(d)                   .07%(d)
      Net investment income                                                                       1.02%(d)                   .01%(d)
====================================================================================================================================


                                                                                                             December 13, 1995(a)
                                                                                                                  to November 30,
Supplemental Data for All  Classes:                                                                                          1996
====================================================================================================================================
      Net assets, end of period (000)                                                                                   $ 8,772
      Portfolio turnover rate                                                                                            110.09%
      Average commissions per share paid on equity transactions                                                         $  .052
      ==============================================================================================================================

 (a)  Commencement of operations.
 (b)  Commencement of offering Class B shares.
 (c)  Total return does not consider the effects of sales loads.
 (d)  Not annualized.
      See Notes to Financial Statements.

Notes to Financial Statements


1. Significant Accounting Policies

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 26, 1992. The Company consists of three separate portfolios ("Series"). This report covers two of the Series - Large-Cap Series and Small-Cap Series. Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of proceeds from the sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of the Company are amortized evenly over a period of five years.

(f) Certain components of net assets in the prior period have been reclassified to conform to the current year presentation.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which it supplies the Company with investment management services and executive and other personnel, pays for the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid is based on average daily net assets for each month at the annual rate of .75 of 1%. Lord Abbett waived its management fee for the entire year for the Small-Cap Series and for the first eight months of the year for the Large-Cap Series.

The Large-Cap and Small-Cap Series of the Company have Rule 12b-1 plans and agreements (the "Class A and Class B Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Large-Cap and Small-Cap Series became operative on August 1, 1996 and November 15, 1996, respectively. Pursuant to the Class B Plan, the Series pay Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares.

Lord Abbett received the following commissions on sales of shares of the Company after concessions were paid to authorized dealers:

                                                  Lord Abbett           Dealers'
Series                                            Commissions        Concessions
--------------------------------------------------------------------------------
Large-Cap                                           $36,269           $234,486
Small-Cap                                           $ 6,345           $ 39,745
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital

The Large-Cap Series has authorized 20 million shares of $.001 par value capital stock designated Class A and 30 million shares of $.001 par value capital stock designated Class B. The Small-Cap Series has authorized 50 million shares of $.001 par value capital stock designated Class A and 30 million shares of $.001 par value capital stock designated Class B. Paid in capital for the Company amounted to $18,773,905 for the Large-Cap Series and $8,145,219 for the Small-Cap Series at November 30, 1996. Transactions in capital stock were as follows:

                                                                                                  12/13/95
                                                                                          (Commencement of
                                                                                               Operations)
                                                            Year Ended 11/30/96                to 11/30/96      Year Ended 11/30/95
                                                          -----------------------    ---------------------     ---------------------
                                                                Large-Cap Series          Small-Cap Series         Large-Cap Series
                                                          -----------------------    ---------------------     ---------------------
Class A                                                     Shares         Amount     Shares        Amount     Shares        Amount
------------------------------------------------------    -----------------------    ---------------------     ---------------------
Sales of shares                                            594,545     $9,601,985    662,268    $7,351,610     87,676    $1,136,497
------------------------------------------------------    -----------------------    ---------------------     ---------------------
Shares issued to shareholders in reinvestment of net
investment income and realized gain from
investment transactions                                     48,560        700,600     33,296       382,601     40,508       464,652
------------------------------------------------------    -----------------------    ---------------------     ---------------------
Total                                                      643,105     10,302,585    695,564     7,734,211    128,184     1,601,149
------------------------------------------------------    -----------------------    ---------------------     ---------------------
Shares reacquired                                         (172,002)    (2,736,592)    (6,526)      (77,197)   (76,790)   (1,052,464)
------------------------------------------------------    -----------------------    ---------------------     ---------------------
Increase in shares                                         471,103     $7,565,993    689,038    $7,657,014     51,394      $548,685
------------------------------------------------------    -----------------------    ---------------------     ---------------------

Notes to Financial Statements

                                                                   8/1/96  (Commencement                11/15/96 (Commencement
                                                             of Offering Class B Shares)           of Offering Class B Shares)
                                                                             to 11/30/96                           to 11/30/96
                                                             -----------------------------         ---------------------------
                                                                        Large-Cap Series                      Small-Cap Series
                                                             -----------------------------         ---------------------------
Class B                                                         Shares            Amount              Shares            Amount
------------------------------------------------------------------------------------------         ---------------------------
Sales of shares                                                380,322        $ 6,103,220             41,443       $   488,205
------------------------------------------------------------------------------------------         ---------------------------
Shares issued to shareholders in reinvestment
 of net investment income and realized gain
  from investment transactions                                   1,904             30,251               --                --
------------------------------------------------------------------------------------------         ---------------------------
Total                                                          382,226          6,133,471             41,443           488,205
------------------------------------------------------------------------------------------         ---------------------------
Shares reacquired                                              (17,762)          (302,876)              --                --
------------------------------------------------------------------------------------------         ---------------------------
Increase in shares                                             364,464        $ 5,830,595             41,443       $   488,205
------------------------------------------------------------------------------------------------------------------------------

4. Distributions

Dividends from net investment income are declared quarterly for the Large-Cap Series and annually for the Small-Cap Series. Net realized gain from investment transactions is distributed to shareholders annually. At November 30, 1996, accumulated net realized gain for each Series was as follows:

-------------------------------------------------------------------------------
Large-Cap Series                                        $1,257,706
Small-Cap Series                                           $36,582
-------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. Distributions declared on December 12, 1996 were as follows:

                                                 Rate    Aggregate
Net Investment Income                       Per Share       Amount
+-----------------------------------------------------------------
Large-Cap Series-Class A                      $  0.06    $ 56,680
Large-Cap Series-Class B                      $ 0.021    $  7,959
------------------------------------------------------------------


                                                Rate     Aggregate
Capital Gains                              Per Share        Amount
------------------------------------------------------------------
Large-Cap Series-Class A                       $0.95      $944,955
Large-Cap Series-Class B                       $0.95      $360,068
------------------------------------------------------------------


5. Purchases and Sales of Securities

Purchases and sales of investments (other than short-term investments) for the period ended November 30, 1996 were as follows:

Series                                      Purchases             Sales
-------------------------------------------------------------------------
Large-Cap                                 $18,032,172        $6,308,684
Small-Cap                                 $11,912,489        $4,484,812
-------------------------------------------------------------------------

As of November 30, 1996, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                      Net
                                Unrealized         Unrealized         Unrealized
Series                        Appreciation       Appreciation       Depreciation
--------------------------------------------------------------------------------
Large-Cap                       $3,336,787         $3,418,472         $   81,685
Small-Cap                       $  556,060         $  723,851         $  167,791
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Directors` Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees accrued during the year were $300, a portion of which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares.

7. Proxy Results (unaudited)

The Company's shareholders voted on the following proposals at the Annual Meeting of Shareholders held on June 19, 1996. Each Director was elected and all other proposals were approved. The description of each proposal and the results of the shareholder vote are as follows:

Election of Directors                              For           Withheld
--------------------------------------------------------------------------

Ronald P. Lynch                                663,614
Robert S. Dow                                  663,614
E. Thayer Bigelow                              663,614
Stewart S. Dixon                               663,328                286
John C. Jansing                                663,614
C. Alan MacDonald                              663,614
Hansel B. Millican, Jr.                        663,614
Thomas J. Neff                                 663,328                286
--------------------------------------------------------------------------


                                               For       Against     Abstain
-----------------------------------------------------------------------------

Ratification of Deloitte & Touche LLP
as independent public accountants          663,453                      161

Approval of new Distribution Plan
and Agreement
Large-Cap Series                           492,953        20,922
Small-Cap Series                           149,454                      285

Approval of an  amendment  to the
Articles  of  Incorporation  authorizing
the creation of classes and series of
shares and  confirming  that the
Directors may impose contingent
deferred sales charges on certain
redemptions of new classes of shares
Large-Cap Series                           492,953        20,922
Small-Cap Series                           149,454                      285
-----------------------------------------------------------------------------

Copyright (C) 1997 by Lord Abbett Research Fund, Inc., 767 Fifth Avenue, New York, NY10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc.:

We have audited the accompanying statements of net assets of Lord Abbett Research Fund, Inc.-Large-Cap Series and Small-Cap Series as of November 30, 1996, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc.-Large-Cap Series and Small-Cap Series at November 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
New York, New York
January 6, 1997




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